Transamerica Life Insurance Company
Administrative Office:
4333 Edgewood Road NE – MS 4240
Cedar Rapids, Iowa 52499

May 3, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Office of Insurance Products

100 F St, N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA-2L

Dreyfus/Transamerica Triple Advantage®

Transamerica Life Insurance Company

(File No. 333-153773)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus, supplement and statement of additional information, dated May 1, 2016 that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (213) 742-5216.

Sincerely,

/s/ Alison Ryan

Alison Ryan